Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
REVENUES:
Total revenues	$ 6,584,729	$ 7,017,827
COST OF REVENUES
Total cost of revenues	4,739,749	5,546,047
GROSS PROFIT	1,844,980	1,471,780
OPERATING EXPENSES
Sales and marketing	698,587	923,026
General and administrative	8,999,287	2,236,063
Provision for doubtful accounts	483,137	2,039,248
Research and development	2,516,986	1,971,750
Share based compensation	3,576,470	3,060,042
Total operating expenses	16,274,467	10,230,129
OPERATING LOSS	(14,429,487)	(8,758,349)
OTHER INCOME (EXPENSE)
Loss from disposition of a subsidiary		(1,048)
Gain from equity investment	70,947
Fair value loss on financial instruments and financial assets	(25,738,516)
Change in fair value of convertible debt	(530,501)	11,658
Fair value change in financial instrument	(16,921,945)
Other expense	(85,537)	(77,987)
Total other expense	(43,205,552)	(67,377)
LOSS BEFORE INCOME TAXES	(57,635,039)	(8,825,726)
INCOME TAX BENEFIT	(74,856)	(317,303)
NET LOSS	(57,560,183)	(8,508,423)
Less: loss attributable to non-controlling interests	(97,230)	(19,490)
NET LOSS ATTRIBUTABLE TO POWERBRIDGE	(57,462,953)	(8,488,933)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment	(2,674,701)	(3,918,561)
COMPREHENSIVE LOSS	(60,234,884)	(12,426,984)
Less: comprehensive loss attributable to non-controlling interest	(85,268)	(6,916)
COMPREHENSIVE LOSS ATTRIBUTABLE TO POWERBRIDGE	$ (60,149,616)	$ (12,420,068)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic (in Shares)	2,901,135	299,296
LOSS PER SHARE
Basic (in Dollars per share)	$ (19.81)	$ (28.36)
Application development services
REVENUES:
Total revenues	$ 2,179,167	$ 1,806,690
Consulting and technical support services
REVENUES:
Total revenues	1,477,740	1,316,096
Subscription services
REVENUES:
Total revenues	294,528	428,087
Others revenue
REVENUES:
Total revenues	27,324
Cost of application development services
COST OF REVENUES
Total cost of revenues	1,497,466	1,595,772
Cost of consulting and technical support services
COST OF REVENUES
Total cost of revenues	607,587	536,316
Cost of subscription services
COST OF REVENUES
Total cost of revenues	37,293	55,135
Cost of trading revenue
COST OF REVENUES
Total cost of revenues	2,559,490	3,358,824
Cost of others revenue
COST OF REVENUES
Total cost of revenues	37,913
Trading revenue
REVENUES:
Total revenues	$ 2,605,970	$ 3,466,954